Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Basic and diluted loss per share	$ (0.35)	$ (0.36)	$ (1.66)	$ (2.98)
Weighted average number of common shares outstanding	63,491,732	17,707,951	22,035,260	12,652,470